Debt	3 Months Ended	12 Months Ended
	Dec. 30, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Debt
6. DEBT

Debt as of December 30, 2016 and September 30, 2016 was as follows:

(in thousands)	December 30, 2016	September 30, 2016
New First Lien Term Loan Facility due December 22, 2023	$498,750	$—
First lien loan due April 9, 2021	—	409,200
Second lien loan due October 9, 2021	—	229,460
Deferred financing costs	(5,003)	(8,347)
Total debt	$493,747	$630,313
Less: Current portion	4,228	1,267
Long-term debt	$489,519	$629,046

Term Loan Facilities - On April 9, 2014, AII entered into a credit agreement (the "Initial Credit Agreement") for a $420,000 First Lien Term Loan Facility (the "Existing First Lien Term Loan Facility") and a credit agreement for a $250,000 Second Lien Term Loan Facility (the "Second Lien Term Loan Facility"). The Existing First Lien Term Loan Facility was priced at 99.5%, carried an interest rate of LIBOR plus 3.5% with a LIBOR floor of 1.00%, and was to mature on April 9, 2021. The Second Lien Term Loan Facility was priced at 99.0%, carried an interest at a rate of LIBOR plus 6.75% with a LIBOR floor of 1.00%, and was to mature on October 9, 2021.

On December 22, 2016, AII entered into an amendment to the Initial Credit Agreement, which amended and restated the Initial Credit Agreement and provided for a new $500,000 first lien term loan facility (the "New First Lien Term Loan Facility"). Loans under the New First Lien Term Loan Facility bear interest at either LIBOR plus an applicable margin equal to 3.0% or an alternate base rate plus an applicable margin equal to 2.0% and are guaranteed by AIH and the U.S. operating companies owned by AII. The New First Lien Term Loan Facility matures on December 22, 2023, amortizes at a rate of 1.0% per annum and was priced at 99.75%. AII used proceeds from the New First Lien Term Loan Facility and approximately $155 million of available cash to (i) repay all outstanding loans under the Existing First Lien Term Loan Facility and the Second Lien Term Loan Facility and (ii) pay related fees and expenses, including accrued interest. For the three months ended December 30, 2016, the Company recorded a $9,805 loss on the extinguishment of the Existing First Lien Term Loan Facility and the Second Lien Term Loan Facility.

The New First Lien Term Loan Facility contains customary covenants typical for this type of financing, including limitations on indebtedness, restricted payments including dividends, liens, restrictions on distributions from restricted subsidiaries, sales of assets, affiliate transactions, mergers and consolidations. The New First Lien Term Loan Facility also contain customary events of default typical for this type of financing, including, without limitation, failure to pay principal and/or interest when due, failure to observe covenants, certain events of bankruptcy, the rendering of certain judgments, or the loss of any guarantee.

As of December 30, 2016, the approximate fair value of the New First Lien Term Loan Facility was $503,750. In determining the approximate fair value of its long-term debt, the Company used the trading value among financial institutions for the New First Lien Term Loan Facility, which were classified within Level 2 of the fair value hierarchy.

ABL Credit Facility - On December 22, 2016, AII entered into the Fifth Amendment to Credit Agreement and Third Amendment to and Reaffirmation of Guarantee and Collateral Agreement to amend its asset based credit facility (the "ABL Credit Facility"). The amendment, among other things, extended the maturity of the facility to December 22, 2021 and decreased the interest rate margins applicable to loans under the facility to (i) in the case of U.S. dollar-denominated loans, either (x) LIBOR plus an applicable margin ranging from 1.25% to 1.75%, or (y) an alternate base rate plus an applicable margin ranging from 0.25% to 0.75% or (ii) in the case of Canadian dollar-denominated loans, either (x) the BA rate plus an applicable margin ranging from 1.25% to 1.75% or (y) a Canadian prime rate plus an applicable margin ranging from 0.25% to 0.75% . The ABL Credit Facility has aggregate commitments of $325,000 and is guaranteed by AIH and the U.S. operating companies owned by AII. AII's availability under the ABL Credit Facility was $180,953 and $206,917 as of December 30, 2016 and September 30, 2016, respectively. Availability under the ABL Credit Facility is subject to a borrowing base equal to the sum of 85% of eligible accounts receivable plus the lesser of (i) 80% of eligible inventory of each borrower and guarantor and (ii) 85% of the net orderly liquidation value of eligible inventory, subject to certain limitations. There were no borrowings outstanding under the ABL Credit Facility as of December 30, 2016 and September 30, 2016, respectively.

The ABL Credit Facility contains customary representations and warranties and customary affirmative and negative covenants. Affirmative covenants include, without limitation, the timely delivery of quarterly and annual financial statements, certifications to be made by AIH, AII and each of its restricted subsidiaries, payment of obligations, maintenance of corporate existence and insurance, notices, compliance with environmental laws, and the grant of liens. The negative covenants include, without limitation, the following: limitations on indebtedness, dividends and distributions, investments, prepayments or redemptions of subordinated indebtedness, amendments of subordinated indebtedness, transactions with affiliates, asset sales, mergers, consolidations and sales of all or substantially all assets, liens, negative pledge clauses, changes in fiscal periods, changes in line of business and changes in charter documents. Additionally, if the availability under the ABL Credit Facility falls below certain levels, AII would subsequently be required to maintain a minimum fixed charge coverage ratio. AII was not subject to the minimum fixed charge coverage ratio during any period subsequent to the establishment of the ABL Credit Facility.

DEBT
Debt as of September 30, 2016 and September 25, 2015 was as follows:

(in thousands)	September 30, 2016	September 25, 2015
First lien loan due April 9, 2021	$409,200	$414,150
Second lien loan due October 9, 2021	229,460	248,036
Deferred financing costs	(8,347)	(11,622)
Other	—	1,644
Total debt	$630,313	$652,208
Less: Current portion	1,267	2,864
Long-term debt	$629,046	$649,344

Term Loan Facilities—On April 9, 2014, AII entered into a credit agreement for a $420,000 First Lien Term Loan Facility (the "First Lien Term Loan Facility") and a credit agreement for a $250,000 Second Lien Term Loan Facility (the "Second Lien Term Loan Facility" and together with the First Lien Term Loan Facility, the "Term Loan Facilities"). The First Lien Term Loan Facility was priced at 99.5%, bears interest at a rate of LIBOR plus 3.5% with a LIBOR floor of 1.00%, and matures on April 9, 2021. The Second Lien Term Loan Facility was priced at 99.0%, bears interest at a rate of LIBOR plus 6.75% with a LIBOR floor of 1.00%, and matures on October 9, 2021. All obligations under the Term Loan Facilities are fully and unconditionally guaranteed by AIH and the U.S. subsidiaries owned directly or indirectly by AII.
The Term Loan Facilities contain customary covenants typical for this type of financing, including limitations on indebtedness, restricted payments including dividends, liens, restrictions on distributions from restricted subsidiaries, sales of assets, affiliate transactions, mergers and consolidations. The Term Loan Facilities also contain customary events of default typical for this type of financing, including, without limitation, failure to pay principal and/or interest when due, failure to observe covenants, certain events of bankruptcy, the rendering of certain judgments, or the loss of any guarantee.
On January 22, 2016, AII redeemed $17,000 of the Second Lien Term Loan Facility at a redemption price of 89.00% of the par value, and $2,000 at a redemption price of 89.75% of the par value. For the fiscal year ended September 30, 2016, the Company recorded a gain on the extinguishment of debt of $1,661.
As of September 30, 2016, the approximate fair value of the First Lien Term Loan Facility was $411,084 and the Second Lien Term Loan Facility was $231,092. In determining the approximate fair value of its long-term debt, the Company used the trading value among financial institutions for the Term Loan Facilities, which were classified within Level 2 of the fair value hierarchy.
ABL Credit Facility—The ABL Credit Facility has aggregate commitments of $325,000 and is guaranteed by AIH and the U.S. subsidiaries owned directly or indirectly by AII. AII’s availability under the ABL Credit Facility was $206,917 and $255,755 as of September 30, 2016 and September 25, 2015, respectively. Availability under the ABL Credit Facility is subject to a borrowing base equal to the sum of 85% of eligible accounts receivable plus 80% of eligible inventory of each borrower and guarantor, subject to certain limitations. The interest rate on the ABL Credit Facility is LIBOR plus an applicable margin ranging from 1.50% to 2.00%, or an alternate base rate for U.S. Dollar denominated borrowings plus an applicable margin ranging from 0.50% to 1.00%. The ABL Credit Facility matures on October 23, 2018. There were no borrowings outstanding under the ABL Credit Facility as of September 30, 2016 and September 25, 2015, respectively.
The ABL Credit Facility contains customary representations and warranties and customary affirmative and negative covenants. Affirmative covenants include, without limitation, the timely delivery of quarterly and annual financial statements, certifications to be made by AII, payment of obligations, maintenance of corporate existence and insurance, notices, compliance with environmental laws, and the grant of liens. The negative covenants include, without limitation, the following: limitations on indebtedness, dividends and distributions, investments, prepayments or redemptions of subordinated indebtedness, amendments of subordinated indebtedness, transactions with affiliates, asset sales, mergers, consolidations and sales of all or substantially all assets, liens, negative pledge clauses, changes in fiscal periods, changes in line of business and changes in charter documents. Additionally, if the availability under the ABL Credit Facility falls below certain levels, AII would subsequently be required to maintain a minimum fixed charge coverage ratio. AII was not subject to the minimum fixed charge coverage ratio during any period subsequent to the establishment of the ABL Credit Facility.
The Company's remaining financial instruments consist primarily of cash and cash equivalents, accounts receivable and accounts payable.